Document and Entity Information	9 Months Ended
Jan. 31, 2013
Document And Entity Information
Entity Registrant Name	BIOSYNERGY INC
Entity Central Index Key	0000715812
Document Type	10-Q
Document Period End Date	Jan 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	14,935,511
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013

Balance Sheets (Unaudited) (USD $)	Jan. 31, 2013	Apr. 30, 2012
Current assets
Cash	$ 828,248	$ 786,574
Accounts receivable, trade (Net of allowance for doubtful accounts of $500 at October 31, 2012 and April 30, 2012)	149,425	167,557
Inventories	96,233	84,790
Prepaid expenses	24,542	27,370
Total current assets	1,098,448	1,066,291
Equipment and leasehold improvements
Equipment	209,919	203,120
Leasehold improvements	20,022	20,022
[PropertyPlantAndEquipmentGross]	229,941	223,142
Less accumulated depreciation and amortization	(216,207)	(213,522)
Total equipment and leasehold improvements, net	13,734	9,620
Other assets
Patents less accumulated amortization	28,982	12,768
Pending patents	170,425	152,868
Deposits	5,937	5,937
Total other assets	205,344	171,573
[Assets]	1,317,526	1,247,484
Current Liabilities
Accounts payable	26,279	12,519
Accrued compensation and payroll taxes	8,522	36,734
Other accrued expenses	3,000	3,000
Federal income taxes payable	8,727
Medical Device Excise Tax	2,290
Accrued vacation	17,645	23,381
Total current liabilities	66,463	75,634
Deferred income taxes	35,057	35,057
Shareholders equity
Common stock, no par value: 20,000,000 authorized shares issued: 14,935,511 shares outstanding at October 31, 2012 and April 30, 2012	660,988	660,988
Receivable from Affiliate	(19,699)	(19,699)
Retained earnings	574,717	495,504
Total Shareholders Equity	1,216,006	1,136,793
[LiabilitiesAndStockholdersEquity]	$ 1,317,526	$ 1,247,484

Balance Sheets (Parenthetical) (USD $)	Jan. 31, 2013	Apr. 30, 2012
Balance Sheets
Net of allowance for doubtful accounts	$ 500	$ 500
Common stock, no par value	20,000,000	20,000,000
Authorized shares issued and outstanding	14,935,511	14,935,511

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Income Statement [Abstract]
Net Sales	$ 309,912	$ 305,364	$ 951,101	$ 914,360
Cost of Sales	95,642	83,320	273,983	261,083
Gross Profit	214,270	222,044	677,118	653,277
Operating Expenses
Marketing	53,614	43,458	155,933	122,236
General and administrative	94,182	88,775	311,167	315,811
Research and development	36,911	23,192	92,710	73,433
Total Operating Expenses	184,707	155,425	559,810	511,480
Income from Operations	29,563	66,619	117,308	141,797
Other Income
Interest income	229	263	765	744
Other income	480	480	1,440	1,440
Total Other Income	709	743	2,205	2,184
Net income before income taxes	30,272	67,362	119,513	143,981
Provision for income taxes	10,208	22,993	40,300	48,277
Net Income	$ 20,064	$ 44,369	$ 79,213	$ 95,704
Weighted-Average common stock outstanding-basic and diluted	14,935,511	14,935,511	14,935,511	14,935,511

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Statement of Cash Flows [Abstract]
Net income	$ 79,213	$ 95,704
Depreciation and amortization	5,836	8,392
Changes in assets and liabilities
Accounts receivable	18,132	(6,446)
Inventories	(11,443)	(4,699)
Prepaid expenses and other	2,828	58
Accounts payable and accrued expenses	(9,171)	(6,396)
Total Adjustments	6,182	(9,091)
Net cash provided by operating activities	85,395	86,613
Cash flow from investing activities
Patents and patents pending	(34,873)	(6,303)
Equipment and leasehold improvements	(8,848)	(4,214)
Net cash used in investing activities	(43,721)	(10,517)
Increase in cash and cash equivalents	41,674	76,096
Cash Beginning Period	786,574	667,897
Cash Ending Period	$ 828,248	$ 743,993

Shareholders Equity (Unaudited) (USD $)	Common Stock	Receivable From Affiliate	Retained Earnings	Total
Beginning Balance at Apr. 30, 2012		$ (19,699)	$ 495,504	$ 1,136,793
Net Income			79,213	79,213
Ending Balance at Jan. 31, 2013		(19,699)	574,717	1,216,006
Common Stock Value at Jan. 31, 2013	$ 660,988
Common Stock Outstanding at Jan. 31, 2013	14,935,511			14,935,511

Company Organization and Description	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Company Organization and Description

In the opinion of management, the accompanying unaudited condensed financial statements contain all adjustments, consisting of normal recurring adjustments which are necessary for a fair presentation of the financial position and results of operations for the periods presented. The unaudited condensed financial statements have been prepared in accordance with the instructions to Form 10-Q and do not include all the information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America. These condensed financial statements should be read in conjunction with the audited financial statements and notes included in the Company’s April 30, 2012 Annual Report on Form 10-K. The results of operations for the three and nine months ended January 31, 2013 are not necessarily indicative of the operating results for the full year.

Biosynergy, Inc. (the Company) was incorporated under the laws of the State of Illinois on February 9, 1976. It is primarily engaged in the development and marketing of medical, consumer and industrial thermometric and thermographic products that utilize cholesteric liquid crystals. The Company’s primary product, the HemoTemp II Blood Monitoring Device, accounted for approximately 91.29% of the sales during the quarter ending January 31, 2013. The products are sold to hospitals, clinical end-users, laboratories and product dealers located throughout the United States.

Common Stock	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Common Stock	The Company’s common stock is traded in the over-the-counter market. However, there is no established public trading market due to limited and sporadic trades. The Company’s common stock is not listed on a recognized market or stock exchange.

Related Party Transactions	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Related Party Transactions

The Company and its affiliates are related through common stock ownership as follows as of January 31, 2013:

	Stock of Affiliates
	Biosynergy, Inc.	F.K. Suzuki International	Medlab, Inc.
F.K. Suzuki International, Inc	30.0%(1)	- %	100.0%
Fred K. Suzuki, Officer	4.1	33.3	-
Lauane C. Addis, Officer	-	-	-
Jeanne S. Addis, Trustee	-	31.1	-
James F. Schembri, Director	8.6	-	-
Mary K. Friske, Officer	.3	.7	-
Laurence C. Mead, Officer	.4(1)	4.0	-
Beverly K. Suzuki, Officer	2.7	-	-

_________________

(1)	As of April 21, 2010, a number of shares of stock of the Company were escheated to the State of Illinois as a result of incorrect shareholder addresses maintained by the Company’s transfer agent. These shares were sold at auction by the State of Illinois on January 13, 2011. The escheated stock includes shares previously owned by FKSI (12,676 escheated shares), Lauane C. Addis (5,000 escheated shares) and Laurence C. Mead (1,000 escheated shares). The percentage ownership indicated in the table reflects the escheatment of such shares.

As of January 31, 2013 and April 30, 2012, $19,699 was due from F.K. Suzuki International, Inc. (FKSI). These balances result from an allocation of common expenses charged to FKSI prior to April 30, 2006 offset by advances received from time to time. No interest income is received or accrued by the Company. The financial condition of FKSI is such that it will unlikely be able to repay the Company during the next year without liquidating a portion of its assets, including a portion of its ownership in the Company. As a result, the receivable balance has been reclassified as a contra equity account since April 30, 2006.

Major Customers	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Major Customers	Shipments to one customer amounted to 34.40% of sales during the first nine months of Fiscal 2013 compared to 31.54% during the comparative Fiscal 2012 period. As of January 31, 2013, there were outstanding accounts receivable from this customer of $68,200 compared to $74,810 at January 31, 2012. Shipments to another customer amounted to 29.14% of sales during the first nine months of Fiscal 2013 and 28.51% of sales during the first nine months of Fiscal 2012. As of January 31, 2013, there were outstanding accounts receivable from this customer of $28,655 compared to $32,405 at January 31, 2012.

Inventories	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Inventories	Note 3 – Inventories Components of inventories are as follows:
	January 31, 2013	April 30, 2012

Raw materials	$77,269	$68,253
Work-in-process	13,237	9,406
Finished goods	5,727	7,131
	$96,233	$84,790

Summary of Significant Accounting Policies	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Cash

The Company maintains all of its cash in bank deposit accounts, which at times may exceed federally insured limits. No losses have been experienced on such accounts.

Receivables

Receivables are carried at original invoice less estimates made for doubtful receivables. Management determines the allowances for doubtful accounts by reviewing and identifying troubled accounts on a periodic basis and by using historical experience applied to an aging of accounts. A receivable is considered to be past due if any portion of the receivable balance is outstanding for more than 30 days. Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received.

Inventories

Inventories are valued at the lower of cost or market using the FIFO (first-in, first-out) method.

Depreciation and Amortization

Equipment and leasehold improvements are stated at cost. Depreciation is computed primarily on the straight-line method over the estimated useful lives of the respective assets. Repairs and maintenance are charged to expense as incurred; renewals and betterments which significantly extend the useful lives of existing equipment are capitalized. Significant leasehold improvements are capitalized and amortized over the term of the lease; equipment is depreciated over 3 to 10 years.

Prepaid Expenses

Certain expenses, primarily insurance and income taxes, have been prepaid and will be used within one year.

Revenue Recognition

The Company recognizes net sales revenue upon the shipment of product to customers.

Research and Development and Patents

Research and development expenditures are charged to operations as incurred. The costs of obtaining patents, primarily legal fees, are capitalized and once obtained, amortized over the life of the respective patent on the straight-line method.

Patents relate to products that have been developed and are being marketed by the Company.

Patents pending relate to products under development. The Company is developing certain compounds intended for use as bacteria growth retardant agents for use in food and other products.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Per Common Share

Income per common share is computed by dividing net income by the weighted-average number of common shares outstanding during the period. When dilutive, stock options are included as share equivalents using the treasury stock method in the calculation of diluted earnings per share. The Company has no outstanding options or other rights to acquire its unissued common shares.

Comprehensive Income

Components of comprehensive income include amounts that are included in the comprehensive income but are excluded from net income. There were no differences between the Company’s net income and comprehensive income.

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due and deferred taxes related primarily to differences in the methods of accounting for patents, inventories, certain accrued expenses and bad debt expenses for financial and income tax purposes. The deferred income taxes represent the future tax consequences of those differences, which will be taxable in the future.

The Company files tax returns in the U.S. federal jurisdiction and with the state of Illinois. The Company’s income tax returns for the years ending April 30, 2010, 2011 and 2012 are subject to examination by the IRS and State of Illinois, generally for three years after they were filed. There are no tax examinations in process. Management’s policy is to recognize interest and penalties related to uncertain tax positions in income tax expense.

The provision for income taxes consists of the following components as of January 31:

	2013	2012
Current
Federal	$29,185	$34,877
State	11,115	13,390
Provision for Income Taxes	$40,300	$48,277

The differences between the U.S. federal statutory tax rate and the Company’s effective tax rate are as follows:

	Period ended January 31,
	2013	2012
U.S. federal statutory tax rate	34.0%	34.0%
State income tax expense, net of Federal tax benefit	5.0	5.0
Effect of graduated federal tax rates and other	(5.3)	(5.5)
Effective Tax Rate	33.7%	33.5%

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in single continuous statement of income or separately in consecutive statements of income and comprehensive income. The Company’s adoption of ASU 2011-05 did not have a material impact on its financial condition or results of operations.

The FASB issues ASUs to amend the authoritative literature in Accounting Standards Certification (ASC). There have been a number of ASUs to date that amend the original text of ASCs. Those ASUs recently issued either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to the Company or (iv) are not expected to have a significant impact on the Company.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Cash	The Company maintains all of its cash in bank deposit accounts, which at times may exceed federally insured limits. No losses have been experienced on such accounts.
Receivables

Receivables

Receivables are carried at original invoice less estimates made for doubtful receivables. Management determines the allowances for doubtful accounts by reviewing and identifying troubled accounts on a periodic basis and by using historical experience applied to an aging of accounts. A receivable is considered to be past due if any portion of the receivable balance is outstanding for more than 30 days. Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received.

Inventories	Inventories Inventories are valued at the lower of cost or market using the FIFO (first-in, first-out) method.
Depreciation and Amortization

Depreciation and Amortization

Equipment and leasehold improvements are stated at cost. Depreciation is computed primarily on the straight-line method over the estimated useful lives of the respective assets. Repairs and maintenance are charged to expense as incurred; renewals and betterments which significantly extend the useful lives of existing equipment are capitalized. Significant leasehold improvements are capitalized and amortized over the term of the lease; equipment is depreciated over 3 to 10 years.

Prepaid Expenses	Prepaid Expenses Certain expenses, primarily insurance and income taxes, have been prepaid and will be used within one year.
Revenue Recognition	Revenue Recognition The Company recognizes net sales revenue upon the shipment of product to customers.
Research and Development

Research and development expenditures are charged to operations as incurred. The costs of obtaining patents, primarily legal fees, are capitalized and once obtained, amortized over the life of the respective patent on the straight-line method.

Patents relate to products that have been developed and are being marketed by the Company.

Patents pending relate to products under development. The Company is developing certain compounds intended for use as bacteria growth retardant agents for use in food and other products.

Use of Estimates	The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Income Per Common Share	Income per common share is computed by dividing net income by the weighted-average number of common shares outstanding during the period. When dilutive, stock options are included as share equivalents using the treasury stock method in the calculation of diluted earnings per share. The Company has no outstanding options or other rights to acquire its unissued common shares.
Comprehensive Income	Components of comprehensive income include amounts that are included in the comprehensive income but are excluded from net income. There were no differences between the Company’s net income and comprehensive income.
Income Taxes

The provision for income taxes consists of the following components as of January 31:

	2013	2012
Current
Federal	$29,185	$34,877
State	11,115	13,390
Provision for Income Taxes	$40,300	$48,277

The differences between the U.S. federal statutory tax rate and the Company’s effective tax rate are as follows:

	Period ended January 31,
	2013	2012
U.S. federal statutory tax rate	34.0%	34.0%
State income tax expense, net of Federal tax benefit	5.0	5.0
Effect of graduated federal tax rates and other	(5.3)	(5.5)
Effective Tax Rate	33.7%	33.5%

Recent Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which is effective for annual reporting periods beginning after December 15, 2011. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in single continuous statement of income or separately in consecutive statements of income and comprehensive income. The Company’s adoption of ASU 2011-05 did not have a material impact on its financial condition or results of operations.

The FASB issues ASUs to amend the authoritative literature in Accounting Standards Certification (ASC). There have been a number of ASUs to date that amend the original text of ASCs. Those ASUs recently issued either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to the Company or (iv) are not expected to have a significant impact on the Company.

Summary of Significant Accounting Policies (Tables)	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Income Taxes

The provision for income taxes consists of the following components as of January 31:

	2013	2012
Current
Federal	$29,185	$34,877
State	11,115	13,390
Provision for Income Taxes	$40,300	$48,277

The differences between the U.S. federal statutory tax rate and the Company’s effective tax rate are as follows:

	Period ended January 31,
	2013	2012
U.S. federal statutory tax rate	34.0%	34.0%
State income tax expense, net of Federal tax benefit	5.0	5.0
Effect of graduated federal tax rates and other	(5.3)	(5.5)
Effective Tax Rate	33.7%	33.5%

Inventories (Tables)	9 Months Ended
Jan. 31, 2013
Notes to Financial Statements
Inventories
	January 31, 2013	April 30, 2012

Raw materials	$77,269	$68,253
Work-in-process	13,237	9,406
Finished goods	5,727	7,131
	$96,233	$84,790

Inventories - Inventories (Details) (USD $)	Jan. 31, 2013	Apr. 30, 2012
Inventories
Raw materials	$ 77,269	$ 68,253
Work-in-process	13,237	9,406
Finished goods	5,727	7,131
[InventoryGross]	$ 96,233	$ 84,790

Summary of Significant Accounting Policies - Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Current
Federal			$ 29,185	$ 34,887
State			11,115	13,390
Provision for Income Taxes	$ 10,208	$ 22,993	$ 40,300	$ 48,277